Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer Emerging Markets Innovators Fund
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2017